Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Trouble Debt Restructuring - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	$ 2,519	$ 9,450	$ 17,400
1-4 Family Porfolio Segment[Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	647	368
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	26	7,432
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	699	524
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	732	571
Commercial Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	0	80
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings	$ 415	$ 475